CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($)	Nov. 30, 2016	Aug. 31, 2016
Current assets
Cash	$ 376	$ 13,846
Total Current Assets	376	13,846
Prepaids - non current	15,410	15,410
Total Assets	15,786	29,256
Current liabilities
Accounts payable	296,116	301,682
Accrued liabilities	1,711,633	1,612,640
Convertible debt	1,064,986	951,151
Notes payable	75,000	75,000
Total liabilities	3,147,735	2,940,473
Stockholders' deficit
Preferred Stock $0.001 par value, 51 preferred shares authorized, 51 issued and outstanding at November 30, 2016 and Nil issued and outstanding at August 31, 2016	0	0
Common stock $0.001 par value, 1,500,000,000 common shares authorized, 691,436,688 issued and outstanding at November 30, 2016 and 514,198,069 at August 31, 2016	691,434	514,195
Additional paid in capital	14,232,874	14,103,111
Accumulated deficit	(18,056,257)	(17,528,523)
Total Stockholders' deficit	(3,131,949)	(2,911,217)
Total liabilities and stockholders' deficit	$ 15,786	$ 29,256